UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04998

T. Rowe Price Spectrum Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2025

Spectrum Diversified Equity Fund

Investor Class (PRSGX)

This annual shareholder report contains important information about Spectrum Diversified Equity Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum Diversified Equity Fund - Investor Class	$74	0.69%

What drove fund performance during the past 12 months?

  Global equities delivered strong returns in 2025, though heightened uncertainty and volatility dominated the first half of the year amid the Trump administration’s rapidly shifting policies on tariffs and geopolitics. Markets sold off in April after Trump’s tariff announcement but then quickly rebounded when the administration walked back the most severe proposals to allow for negotiations. This, along with a massive boom in artificial intelligence, dovish central bank moves, deregulation in the U.S., and the avoidance of a worst-case scenario for a number of geopolitical conflicts, led to a meaningful rally through much of the remainder of the year as investors sought riskier and more speculative assets.

  Versus the Russell 3000 Index, favorable security selection within the Dividend Growth Fund contributed to relative results during the period. Similarly, stock choices within the Blue Chip Growth Fund also contributed to results.

  On the negative side, security selection within the Large-Cap Core Fund allocation was detrimental over the 12-month period. Stock selection within the Value Fund also weighed on relative results.

  The Spectrum Diversified Equity Fund seeks long-term capital appreciation and growth of income with current income as a secondary objective. After transitioning to a U.S.-only profile in March 2025, the fund diversifies its assets among a set of T. Rowe Price domestic equity mutual funds and ETFs that represent specific market segments. By maintaining broad exposure, the fund attempts to reduce the impact of markets that are declining and benefits from good performance in particular market segments over time.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Investor Class	Regulatory/Strategy Benchmark
2015	10,000	10,000
2016	9,947	10,097
2016	10,057	10,362
2016	10,689	10,818
2016	10,784	11,274
2017	11,601	11,921
2017	12,239	12,280
2017	12,892	12,842
2017	13,536	13,656
2018	13,658	13,568
2018	13,852	14,095
2018	14,269	15,099
2018	12,381	12,940
2019	14,028	14,757
2019	14,560	15,361
2019	14,504	15,540
2019	15,728	16,954
2020	12,331	13,410
2020	14,911	16,364
2020	16,120	17,871
2020	18,619	20,495
2021	19,816	21,796
2021	21,291	23,592
2021	21,191	23,568
2021	22,450	25,754
2022	21,058	24,395
2022	17,848	20,321
2022	16,809	19,413
2022	18,238	20,808
2023	19,250	22,302
2023	20,488	24,172
2023	19,855	23,386
2023	22,045	26,209
2024	24,094	28,835
2024	24,492	29,762
2024	25,877	31,616
2024	25,781	32,448
2025	25,134	30,916
2025	27,328	34,314
2025	28,976	37,120
2025	29,480	38,012

202501-4140694, 202601-5112753

F89-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Spectrum Diversified Equity Fund (Investor Class)	14.35%	9.63%	11.42%
Russell 3000 Index (Regulatory/Strategy Benchmark)	17.15	13.15	14.29

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$4,304,970
  Number of Portfolio Holdings16
  Investment Advisory Fees Paid (000s)$25,423
  Portfolio Turnover Rate26.4%

What did the fund invest in?

Asset Allocation (as a % of Net Assets)

Domestic Equity Funds	100.1%
Short-Term and Other	-0.1

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price Value Fund	13.9%
T. Rowe Price U.S. Large-Cap Core Fund	12.6
T. Rowe Price All-Cap Opportunities Fund	12.4
T. Rowe Price Blue Chip Growth Fund	11.8
T. Rowe Price Growth Stock Fund	11.2
T. Rowe Price Equity Income Fund	10.8
T. Rowe Price New Horizons Fund	3.8
T. Rowe Price Mid-Cap Growth Fund	3.7
T. Rowe Price Mid-Cap Value Fund	3.6
T. Rowe Price Small-Cap Value Fund	3.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Spectrum Diversified Equity Fund

Investor Class (PRSGX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Spectrum Diversified Equity Fund

I Class (TSVPX)

This annual shareholder report contains important information about Spectrum Diversified Equity Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum Diversified Equity Fund - I Class	$58	0.54%

What drove fund performance during the past 12 months?

  Global equities delivered strong returns in 2025, though heightened uncertainty and volatility dominated the first half of the year amid the Trump administration’s rapidly shifting policies on tariffs and geopolitics. Markets sold off in April after Trump’s tariff announcement but then quickly rebounded when the administration walked back the most severe proposals to allow for negotiations. This, along with a massive boom in artificial intelligence, dovish central bank moves, deregulation in the U.S., and the avoidance of a worst-case scenario for a number of geopolitical conflicts, led to a meaningful rally through much of the remainder of the year as investors sought riskier and more speculative assets.

  Versus the Russell 3000 Index, favorable security selection within the Dividend Growth Fund contributed to relative results during the period. Similarly, stock choices within the Blue Chip Growth Fund also contributed to results.

  On the negative side, security selection within the Large-Cap Core Fund allocation was detrimental over the 12-month period. Stock selection within the Value Fund also weighed on relative results.

  The Spectrum Diversified Equity Fund seeks long-term capital appreciation and growth of income with current income as a secondary objective. After transitioning to a U.S.-only profile in March 2025, the fund diversifies its assets among a set of T. Rowe Price domestic equity mutual funds and ETFs that represent specific market segments. By maintaining broad exposure, the fund attempts to reduce the impact of markets that are declining and benefits from good performance in particular market segments over time.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2025

	I Class	Regulatory/Strategy Benchmark
5/3/21	500,000	500,000
6/30/21	509,930	513,541
9/30/21	507,723	513,018
12/31/21	538,030	560,614
3/31/22	505,189	531,022
6/30/22	428,300	442,335
9/30/22	403,326	422,587
12/31/22	437,667	452,937
3/31/23	462,297	485,459
6/30/23	492,375	526,174
9/30/23	477,336	509,053
12/31/23	530,177	570,505
3/31/24	579,458	627,666
6/30/24	589,315	647,852
9/30/24	623,009	688,207
12/31/24	620,717	706,330
3/31/25	605,530	672,977
6/30/25	658,440	746,946
9/30/25	698,368	808,017
12/31/25	711,068	827,433

202501-4140694, 202601-5112753

F1457-052 2/26

Average Annual Total Returns

	1 Year	Since Inception 5/3/21
Spectrum Diversified Equity Fund (I Class)	14.56%	7.84%
Russell 3000 Index (Regulatory/Strategy Benchmark)	17.15	11.41

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$4,304,970
  Number of Portfolio Holdings16
  Investment Advisory Fees Paid (000s)$25,423
  Portfolio Turnover Rate26.4%

What did the fund invest in?

Asset Allocation (as a % of Net Assets)

Domestic Equity Funds	100.1%
Short-Term and Other	-0.1

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price Value Fund	13.9%
T. Rowe Price U.S. Large-Cap Core Fund	12.6
T. Rowe Price All-Cap Opportunities Fund	12.4
T. Rowe Price Blue Chip Growth Fund	11.8
T. Rowe Price Growth Stock Fund	11.2
T. Rowe Price Equity Income Fund	10.8
T. Rowe Price New Horizons Fund	3.8
T. Rowe Price Mid-Cap Growth Fund	3.7
T. Rowe Price Mid-Cap Value Fund	3.6
T. Rowe Price Small-Cap Value Fund	3.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Spectrum Diversified Equity Fund

I Class (TSVPX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$14,979	$14,377
Audit-Related Fees	-	-
Tax Fees	795	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,862,000 and $1,262,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Statement of Assets and Liabilities
Additional Fund Information
December 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRSGX Spectrum Diversified
Equity Fund
TSVPX Spectrum Diversified
Equity Fund–
.
I Class

T. ROWE PRICE Spectrum Diversified Equity Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 25.50 $ 23.24 $ 20.18 $ 27.42 $ 24.25
Investment activities
Net investment income
(1)(2)
0.09 0. 13 0.18 0.12 0.16
Net realized and unrealized
gain/loss 3.60 3.83 4.02 (5.27) 4.81
Total from investment
activities 3.69 3.96 4.20 (5.15) 4.97
Distributions
Net investment income (0.15) (0.25) (0.21) (0.14) (0.17)
Net realized gain (3.66) (1.45) (0.93) (1.95) (1.63)
Total distributions (3.81) (1.70) (1.14) (2.09) (1.80)
NET ASSET VALUE
End of period $ 25.38 $ 25.50 $ 23.24 $ 20.18 $ 27.42
Ratios/Supplemental Data
Total return
(2)(3)(4)
14.35% 16.95% 20.88% (18.76)% 20.58%
Ratios to average net assets:
(2)
Gross expenses before
payments by Price
Associates
(4)
0.73% 0.73% 0.73% 0.73% 0.57%
Net expenses after payments
by Price Associates
(4)
0.69% 0.72% 0.73% 0.73% 0.57%
Weighted average net
expenses of underlying Price
Funds
(5)
0.00% 0.00% 0.00% 0.00% 0.14%
Effective net expenses 0.69% 0.72% 0.73% 0.73% 0.71%
Net investment income
(4)
0.32% 0.50% 0.83% 0.51% 0.58%
Portfolio turnover rate
(4)
26.4% 26.1% 7.8% 11.1% 8.6%
Net assets, end of period (in
millions) $1,881 $1,911 $2,004 $1,848 $4,156
0% 0% 0% 0% 0%

T. ROWE PRICE Spectrum Diversified Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates. Effective March
24, 2021, the fund began charging an all-inclusive management fee based on the class'
average daily net assets. On that same date, the fund converted its investments from each underlying Price Fund’s Investor Class to its Z Class, which has a net expense ratio of less than 0.01%.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.
(4)
Reflects the activity of the fund, and does not include the activity of the underlying Price
Funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(5)
Reflects the indirect expense impact to the fund from its investment in the underlying Price
Funds, based on the actual expense ratio of each underlying Price Fund weighted for the fund's relative average investment therein.

T. ROWE PRICE Spectrum Diversified Equity Fund
Financial Highlights

For a share outstanding throughout each period
I Class
(1)
.. Year ..
.. Ended .
5/3/21
(1)
Through
12/31/21 12/31/25 12/31/24 12/31/23 12/31/22
NET ASSET VALUE
Beginning of period $ 25.34 $ 23.13 $ 20.08 $ 27.36 $ 27.19
Investment activities
Net investment income
(2)(3)
0.14 0.20 0.23 0.25 0.26
Net realized and unrealized
gain/loss 3.58 3.77 4.00 (5.36) 1.78
Total from investment
activities 3.72 3.97 4.23 (5.11) 2.04
Distributions
Net investment income (0.20) (0.31) (0.25) (0.22) (0.24)
Net realized gain (3.66) (1.45) (0.93) (1.95) (1.63)
Total distributions (3.86) (1.76) (1.18) (2.17) (1.87)
NET ASSET VALUE
End of period $ 25.20 $ 25.34 $ 23.13 $ 20.08 $ 27.36

T. ROWE PRICE Spectrum Diversified Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
(1)
.. Year ..
.. Ended .
5/3/21
(1)
Through
12/31/21 12/31/25 12/31/24 12/31/23 12/31/22
Ratios/Supplemental Data
Total return
(3)(4)(5)
14.56% 17.08% 21.14% (18.65)% 7.61%
Ratios to average net assets:
(3)
Gross expenses before
payments by Price
Associates
(5)
0.58% 0.58% 0.58% 0.58% 0.58%
(6)
Net expenses after payments
by Price Associates
(5)
0.54% 0.57% 0.58% 0.58% 0.58%
(6)
Net investment income
(5)
0.51% 0.78% 1.03% 1.07% 1.38%
(6)
Portfolio turnover rate
(5)
26.4% 26.1% 7.8% 11.1% 8.6%
Net assets, end of period (in
millions) $2,424 $2,261 $1,815 $1,560 $371
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.
(5)
Reflects the activity of the fund, and does not include the activity of the underlying Price
Funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(6)
Annualized

T. ROWE PRICE Spectrum Diversified Equity Fund
December 31, 2025

Portfolio of Investments
(1)
(1)
$ Value
12/31/24
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
12/31/25
(Cost and value in $000s)
EQUITY FUNDS 100.1%
T. Rowe Price Funds:
Value Fund  556,600 55,358 54,787 12,544,926 600,024
U.S. Large-Cap Core Fund  565,948 47,183 99,014 12,508,044 541,348
All-Cap Opportunities Fund  — 596,294 101,528 6,743,682 533,021
Blue Chip Growth Fund (3) 499,261 24,650 45,106 2,347,551 506,179
Growth Stock Fund  483,026 56,889 43,171 4,367,965 481,131
Equity Income Fund  469,803 16,027 68,647 12,071,864 466,698
New Horizons Fund (3) 116,622 59,367 2,122 3,031,569 162,795
Mid-Cap Growth Fund  178,335 10,490 27,423 1,614,273 158,715
Mid-Cap Value Fund  161,245 9,373 18,982 4,757,317 153,328
Small-Cap Value Fund  137,526 25,573 6,512 2,970,424 152,621
Equity Income ETF  86,190 44,232 — 3,170,001 143,189
Dividend Growth Fund  418,913 11,737 195,996 1,733,160 141,703
Growth Stock ETF (3) 69,444 27,977 — 2,370,001 109,050
Blue Chip Growth ETF (3) 52,638 24,562 — 1,760,001 87,754
Dividend Growth ETF  60,375 — — 1,525,001 68,579
Total Equity Funds (Cost $2,420,746) 4,306,135
SHORT-TERM INVESTMENTS 0.0%
Money Market Funds  0.0%
T. Rowe Price U.S. Treasury
Money Fund, 3.85% (4) 4,211 101,720 104,775 1,156,009 1,156
Total Short-Term Investments (Cost $1,156) 1,156
Total Investments in Securities
100.1% of Net Assets (Cost $2,421,902) $ 4,307,291
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition Fund and ETFs, if held, which are single class funds. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Purchase cost and Sales cost for affiliates not held at period end totaled $0 and $168,482, respectively.
(3) Non-income producing
(4) Seven-day yield
ETF Exchange-Traded Fund

T. ROWE PRICE Spectrum Diversified Equity Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2025. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
All-Cap Opportunities Fund  $ 48,471 $ 38,255 $ 4,202
Blue Chip Growth ETF  — 10,554 —
Blue Chip Growth Fund  62,845 27,374 —
Dividend Growth ETF  — 8,204 689
Dividend Growth Fund  120,236 (92,951) 2,452
Equity Income ETF  — 12,767 2,127
Equity Income Fund  5,084 49,515 10,918
Growth Stock ETF  — 11,629 —
Growth Stock Fund  89,353 (15,613) 531
Mid-Cap Growth Fund  8,839 (2,687) 1,169
Mid-Cap Value Fund  5,814 1,692 3,301
New Horizons Fund  16,351 (11,072) —
Small-Cap Value Fund  14,793 (3,966) 2,459
U.S. Large-Cap Core Fund  39,260 27,231 5,982
Value Fund  17,350 42,853 9,365
U.S. Treasury Money Fund, 3.85% — — 55
Affiliates not held at period end 163,356 (145,474) —
Totals $ 591,752# $ (41,689) $ 43,250+
# Capital gain distributions from underlying Price funds represented $242,671 of the net realized gain (loss).
+ Investment income comprised $43,250 of income distributions from underlying Price Funds.

T. ROWE PRICE Spectrum Diversified Equity Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $2,421,902) $ 4,307,291
Receivable for shares sold 754
Receivable for investment securities sold 279
Total assets 4,308,324
Liabilities
Investment management and administrative fees payable 2,250
Payable for shares redeemed 1,104
Total liabilities 3,354
NET ASSETS $ 4,304,970
Net Assets Consist of:
Total distributable earnings (loss) $ 2,102,355
Paid-in capital applicable to 170,284,390 shares of $0.01 par value capital stock outstanding; 2,000,000,000 shares of the
Corporation authorized 2,202,615
NET ASSETS $ 4,304,970
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,880,754; Shares outstanding: 74,091,402) $ 25.38
I Class
(Net assets: $2,424,216; Shares outstanding: 96,192,988) $ 25.20

T. ROWE PRICE Spectrum Diversified Equity Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/25
Investment Income (Loss)
Income distributions from underlying Price Funds $ 43,250
Expenses
Investment management and administrative expense 27,116
Waived / paid by Price Associates (1,693)
Total expenses 25,423
Net investment income 17,827
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Sales of underlying Price Funds 349,081
Capital gain distributions from underlying Price Funds 242,671
Net realized gain 591,752
Change in net unrealized gain / loss on underlying Price Funds (41,689)
Net realized and unrealized gain / loss 550,063
INCREASE IN NET ASSETS FROM OPERATIONS $ 567,890

T. ROWE PRICE Spectrum Diversified Equity Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 17,827 $ 26,660
Net realized gain 591,752 431,185
Change in net unrealized gain / loss (41,689) 177,275
Increase in net assets from operations 567,890 635,120
Distributions to shareholders
Net earnings
Investor Class (248,022) (119,928)
I Class (325,355) (147,811)
Decrease in net assets from distributions (573,377) (267,739)
Capital share transactions
*
Shares sold
Investor Class 50,740 67,249
I Class 151,064 350,839
Distributions reinvested
Investor Class 241,557 116,763
I Class 306,040 139,214
Shares redeemed
Investor Class (327,347) (474,291)
I Class (283,339) (214,390)
Increase (decrease) in net assets from capital
share transactions 138,715 (14,616)
Net Assets
Increase during period 133,228 352,765
Beginning of period 4,171,742 3,818,977
End of period $ 4,304,970 $ 4,171,742
*Share information (000s)
Shares sold
Investor Class 1,911 2,616
I Class 5,596 13,628
Distributions reinvested
Investor Class 9,454 4,528
I Class 12,063 5,429
Shares redeemed
Investor Class (12,203) (18,431)
I Class (10,703) (8,315)
Increase (decrease) in shares outstanding 6,118 (545)

T. ROWE PRICE Spectrum Diversified Equity Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Spectrum Fund, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Spectrum Diversified
Equity Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund broadly diversifies its assets within specified ranges among a set of T. Rowe Price mutual funds or exchange-traded funds (ETFs) (underlying Price Funds) representing specific market segments. The fund seeks long-term capital appreciation and growth of income with current income a secondary objective.
The fund has two classes of shares as follows: Spectrum Diversified Equity
Fund (Investor Class) and Spectrum Diversified Equity Fund – I Class (I Class).
I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board
Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management.
Management believes that estimates and valuations of the underlying Price
Funds are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale of the underlying Price Funds.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Dividends received from underlying Price Fund investments are reflected as income; capital gain distributions are reflected as realized gain/loss. Income and capital gain distributions from the underlying
Price Funds are recorded on the ex-dividend date. Distributions to shareholders

T. ROWE PRICE Spectrum Diversified Equity Fund

are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Investment management and administrative expenses incurred by each class are charged directly to the class to which they relate.
Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages

T. ROWE PRICE Spectrum Diversified Equity Fund

valuation risks; establishes and applies fair value methodologies; tests methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On December 31, 2025, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.

T. ROWE PRICE Spectrum Diversified Equity Fund

NOTE 3 - INVESTMENTS IN UNDERLYING PRICE FUNDS
Purchases and sales of the underlying Price Funds other than in-kind transactions, if any, aggregated $1,111,432,000 and $1,285,626,000, respectively for the year ended December 31, 2025.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to deemed distributions on shareholder redemptions and the character of distributions from the underlying funds.
The tax character of distributions paid for the periods presented was as follows:
($000s)
December 31,
2025
December 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 26,323 $ 52,539
Long-term capital gain 547,054 215,200
Total distributions $ 573,377 $ 267,739

T. ROWE PRICE Spectrum Diversified Equity Fund

At December 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a
wholly owned subsidiary of T. Rowe Price Group, Inc. Price Associates, directly or through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to all the underlying Price Funds.
Pursuant to various service agreements, Price Associates and its wholly owned subsidiaries provide shareholder servicing and administrative services as well as certain accounting, marketing, and other services to the fund. Certain officers and directors of the fund are also officers and directors of Price Associates and its subsidiaries and of the underlying Price Funds.
($000s)
Cost of investments $ 2,459,829
Unrealized appreciation $ 1,885,389
Unrealized depreciation (37,927)
Net unrealized appreciation (depreciation) $ 1,847,462
($000s)
Undistributed ordinary income $ 3,033
Undistributed long-term capital gain 251,860
Net unrealized appreciation (depreciation) 1,847,462
Total distributable earnings (loss) $ 2,102,355

T. ROWE PRICE Spectrum Diversified Equity Fund

The fund operates in accordance with an amended investment management agreement (amended management agreement), between the corporation, on behalf of the fund, and Price Associates. Under the amended agreement, the fund pays a fee rate of 0.73% for the Investor Class and 0.58% for the
I Class. The annual all-inclusive fee covers investment management and all of the fund’s operating expenses except for interest expense; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses;
and acquired fund fees and expenses. Differences in the annual all-inclusive fees between certain classes relate to differences in expected shareholder servicing expenses.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Pursuant to the annual all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the fund pursuant to these service agreements are paid by Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest in the T. Rowe Price Transition Fund (Transition Fund) to
facilitate the fund’s transition between the various underlying Price Funds as the fund rebalances its allocation to the underlying Price Funds.
The fund does not invest in the underlying Price Funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s investment therein. Annual management fee rates and amounts waived related to investments in the underlying Price Fund(s) for the year ended December 31, 2025, are as follows:

T. ROWE PRICE Spectrum Diversified Equity Fund

Total management fee waived was allocated ratably in the amounts of $760,000 and $933,000, for the Investor Class and I Class, respectively, for the year ended December 31, 2025.
At December 31, 2025, the fund held approximately 39% of outstanding shares of the T. Rowe Price Equity Income ETF, and less than 25% of any other underlying Price Fund.
NOTE 6 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
($000s)
Effective
Management
Fee Rate
Management
Fee Waived
T. Rowe Price Blue Chip Growth ETF 0.57% $ 354
T. Rowe Price Dividend Growth ETF 0.50% 321
T. Rowe Price Equity Income ETF 0.54% 603
T. Rowe Price Growth Stock ETF 0.52% 415
Total Management Fee Waived $ 1,693

T. ROWE PRICE Spectrum Diversified Equity Fund

The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Spectrum Diversified Equity Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Spectrum Fund, Inc. and
Shareholders of T. Rowe Price Spectrum Diversified Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Spectrum Diversified Equity Fund
(one of the funds constituting T. Rowe Price Spectrum Fund, Inc., referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31,
2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to
obtain
reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Spectrum Diversified Equity Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Spectrum Diversified Equity Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $569,485,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F89-050 2/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Spectrum Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2026